TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS
		At	At
	Note	30 September 2024	31 March 2024
		USD	USD
Trade payables		898,627	788,798
Other payables		11,609	11,057
Accruals	(a)	1,060,618	585,813
		1,970,854	1,385,668

(a)	Accruals include audit fees, professional fees, salaries and holiday pay accruals for employees, and others associated with the on-going running of the Group. Increase from 31 March 2024 is mainly due to additional accrued professional fees in connection with the planned IPO of the Company.

		At	At
	Note	31 March 2024	31 March 2023
		USD	USD
Trade payables		788,798	187,584
Other payables		11,057	5,081
Accruals	(a)	585,813	344,116
		1,385,668	536,781

(a)	Accruals include audit fee, salaries and holiday pay accruals for employees, IPO related fees and others associated with the on-going running of the Group.